Investment in associates (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about investment property [abstract]
Summary of Activity Related of Investment
The following table summarizes the activity related to Polestar's investment in Polestar Times Technology:

Balance as of January 1, 2024	—
Investment in Polestar Times Technology	14,508
Elimination of effects of downstream sales	(9,538)
Recognized share of losses in Polestar Times Technology	(4,970)
Balance as of December 31, 2024	—
Investment in Polestar Times Technology	54,092
Elimination of effects of downstream sales	(4,947)
Recognized share of losses in Polestar Times Technology	(49,145)
Balance as of December 31, 2025	—
The following table summarizes the activity related to Polestar's unrecognized losses in Polestar Times Technology:

Unrecognized balance as of January 1, 2024	(1,407)
Additional unrecognized share of losses in Polestar Technology	(64,581)
Unrecognized balance as of January 1, 2025	(65,988)
Recognized share of losses in Polestar Times Technology	49,145
Additional unrecognized share of losses in Polestar Technology	(9,180)
Unrecognized balance as of December 31, 2025	(26,023)

Summary of Financial Information Own Financial Statements
The following table provides summarized financial information from Polestar Times Technology's financial statements and a reconciliation to the carrying amount of Polestar's investment for years ended December 31, 2025 and 2024:
During the year ended December 31, 2025, Polestar did not make any additional investments.

	As of December 31,
	2025	2024
Polestar's percentage ownership interest	46.2%	46.2%
Non-current assets	—	46,918
Current assets	22,599	48,501
Non-current liabilities	—	(20,007)
Current liabilities	(47,020)	(175,538)
Net liabilities	(24,421)	(100,126)
Less: capital reserves	(30,156)	(30,156)
Less: share capital attributable to Xingji Meizu	49	(16,641)
Adjusted net liabilities	(54,528)	(146,923)
The Group's share of net liabilities	(25,192)	(67,878)
Elimination of effects of downstream sales in inventory	1,390	2,578
Elimination of effects of downstream sales in long-term assets	(1,971)	1,789
Unrecognized losses in Polestar Times Technology	26,024	64,581
Other reconciling items	(251)	(1,070)
Carrying amount of the Group's investment in Polestar Times Technology	—	—

	For the year ended December 31,
	2025	2024
Revenue	9,497	53,248
Net loss	(22,279)	(150,864)
Other comprehensive loss	2,408	320
Total comprehensive loss	(19,871)	(150,544)
The Group's share of losses in Polestar Times Technology	(9,180)	(69,551)